Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Committee typically grants any equity awards to executive officers at its regularly scheduled quarterly meetings. All grants of restricted stock awards or other equity awards to newly hired employees are also made by the Committee at scheduled meetings, unless the Board or the Committee determines that unusual circumstances, such as in the case of retention of an executive officer, directors or other employees, call for consideration of the grant of awards other than at a regular quarterly meeting, in which case consideration of and action with respect to such awards may take place at a special meeting or through resolution by unanimous written consent when circumstances require. In addition, grants for a new employee may sometimes be approved at a special meeting or through unanimous written consent. The Committee has not granted, nor does it intend in the future to grant, equity compensation awards to executives in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock, such as a significant positive or negative earnings announcement. Similarly, the Committee has not timed, nor does it intend in the future to time, the release of material nonpublic information based on equity award grant dates. Further, because equity compensation awards to executive officers typically vest over a four-year period, with the first 25% vesting after one full year, the value to recipients of any immediate increase in the price of our stock following a grant will be attenuated.

Award Timing Method	The Committee typically grants any equity awards to executive officers at its regularly scheduled quarterly meetings. All grants of restricted stock awards or other equity awards to newly hired employees are also made by the Committee at scheduled meetings, unless the Board or the Committee determines that unusual circumstances, such as in the case of retention of an executive officer, directors or other employees, call for consideration of the grant of awards other than at a regular quarterly meeting, in which case consideration of and action with respect to such awards may take place at a special meeting or through resolution by unanimous written consent when circumstances require. In addition, grants for a new employee may sometimes be approved at a special meeting or through unanimous written consent. The Committee has not granted, nor does it intend in the future to grant, equity compensation awards to executives in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock, such as a significant positive or negative earnings announcement. Similarly, the Committee has not timed, nor does it intend in the future to time, the release of material nonpublic information based on equity award grant dates. Further, because equity compensation awards to executive officers typically vest over a four-year period, with the first 25% vesting after one full year, the value to recipients of any immediate increase in the price of our stock following a grant will be attenuated.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false